INCOME TAXES - Components of loss before benefit for income taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended		13 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2019
INCOME TAXES
Domestic			$ (110,937)	$ (40,947)
Foreign			2,296	2,264
Loss before income tax benefit	$ (44,286)	$ (83,221)	$ (108,641)	$ (38,683)	$ (38,363)